Note 43 - Insurance and reinsurance contracts income and expenses - Other operating income and expenses on insurance and reinsurance contracts (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
Insurance and Reinsurance Contracts Income and Expenses
Income on insurance and reinsurance contracts (Income Statement)	€ 2,497,000,000	€ 2,890,000,000	€ 2,949,000,000
Expenses on insurance and reinsurance contracts (Income Statement)	€ (1,520,000,000)	€ (1,751,000,000)	€ (1,894,000,000)

[1]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).